Accounts Receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts Receivable
26	ACCOUNTS RECEIVABLE

(a)	Aging analysis
Aging analysis of accounts receivable, net of loss allowance is as follows:

	As of	As of
	December 31, 2019 Million	December 31, 2018 Million
Within 30 days	14,353	11,160
31 - 60 days	3,789	3,680
61 - 90 days	3,035	2,358
90 days - 1 year	9,575	7,649
Over 1 year	1,942	1,693

	32,694	26,540

Accounts receivable primarily comprise receivables from customers and telecommunications operators. Customers with balances that are overdue or have exceeded credit limits are required to settle all outstanding balances before any further telecommunications services can be provided. The increase of accounts receivable is mainly due to the increase in revenue from corporate markets. Customers from corporate markets normally enjoy longer credit term and have better creditability.

(b)	Impairment loss allowance of accounts receivable
The following table summarizes the changes in impairment loss allowance of accounts receivable:

	2019	2018
	Million	Million
As of January 1	7,269	5,863
Credit loss recognized	5,833	4,480
Accounts receivable written off	(3,545)	(3,074)

As of December 31	9,557	7,269